Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Cash Flows from Operating Activities
Net Income	$ 689	$ 1,497	$ 2,281	$ 3,007
Adjustments to determine net cash flows provided by (used in) operating activities
Provision on securities, other than trading	1	1	1	1
Net (gain) loss on securities, other than trading	10	(43)	(54)	(92)
Net (increase) decrease in trading securities	16,942	1,532	5,695	(476)
Provision for credit losses (Note 3)	1,118	176	1,467	313
(increase) decrease in derivative asset	(21,781)	190	(20,021)	5,544
Increase (decrease) in derivative liability	24,355	(1,308)	22,260	(2,945)
Amortization of premises and equipment	201	111	400	216
Amortization of other assets	50	54	104	107
Amortization of intangible assets	156	138	307	271
Net decrease in deferred income tax asset	209	68	222	302
Net (decrease) in deferred income tax liability	(17)	(1)	(17)	(3)
Net (increase) decrease in current income tax asset	(61)	206	(582)	246
Net increase (decrease) in current income tax liability	(29)	(47)	10	(11)
(Increase) decrease in interest receivable	(48)	(91)	77	(197)
Increase (decrease) in interest payable	(199)	121	(212)	172
Changes in other items and accruals, net	(3,960)	1,473	(6,595)	(298)
Net increase in deposits	54,410	11,490	68,738	23,898
Net (increase) in loans	(30,251)	(12,526)	(34,265)	(26,902)
Net increase in securities sold but not yet purchased	2,121	1,391	3,357	3,015
Net increase (decrease) in securities lent or sold under repurchase agreements	2,444	(2,073)	15,261	19,789
Net (increase) in securities borrowed or purchased under resale agreements	(10,437)	(8,462)	(11,535)	(24,614)
Net increase in securitization and structured entities' liabilities	452	1,535	292	465
Net Cash Provided by (Used in) Operating Activities	36,375	(4,568)	47,191	1,808
Cash Flows from Financing Activities
Net increase (decrease) in liabilities of subsidiaries	(62)	1,344	(2,787)	(1,348)
Proceeds from issuance of covered bonds	4,425		4,425	1,878
Redemption/buyback of covered bonds	(3,296)		(5,497)	(2,254)
Proceeds from issuance of preferred shares and other equity instruments (Note 6)		350		350
Share issue expense		(4)		(4)
Proceeds from issuance of common shares (Note 6)	1	22	26	26
Common shares repurchased for cancellation (Note 6)				(90)
Cash dividends and distributions paid	(748)	(691)	(1,458)	(1,348)
Repayment of lease liabilities	(86)		(168)
Net Cash Provided by (Used in) Financing Activities	234	1,021	(5,459)	(2,790)
Cash Flows from Investing Activities
Net (increase) decrease in interest bearing deposits with banks	(210)	236	670	912
Purchases of securities, other than trading	(34,372)	(10,795)	(53,448)	(26,265)
Maturities of securities, other than trading	3,496	3,554	7,489	7,789
Proceeds from sales of securities, other than trading	19,366	5,763	25,333	12,323
Premises and equipment – net (purchases)	(95)	(95)	(199)	(186)
Purchased and developed software – net (purchases)	(214)	(159)	(365)	(304)
Acquisitions	(186)		(186)	0
Net Cash (Used in) Investing Activities	(12,215)	(1,496)	(20,706)	(5,731)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	1,457	412	1,764	410
Net increase (decrease) in Cash and Cash Equivalents	25,851	(4,631)	22,790	(6,303)
Cash and Cash Equivalents at Beginning of Period	45,742	40,470	48,803	42,142
Cash and Cash Equivalents at End of Period	71,593	35,839	71,593	35,839
Net cash provided by operating activities includes:
Interest paid in the period	2,794	3,144	5,931	6,266
Income taxes paid in the period	700	309	1,592	713
Interest received in the period	5,579	5,830	11,747	11,640
Dividends received in the period	$ 419	$ 440	$ 823	$ 843